Loans and advances to credit institutions (Tables) - Loans and advances to credit institutions	12 Months Ended
Dec. 31, 2017
Financial assets
Schedule of financial assets

	12/31/2016	12/31/2017

Classification:
Other financial assets at fair value through profit or loss	37,831	46,087
Loans and receivables	82,388	59,122
	120,219	105,209
Type:
Reciprocal accounts	26,017	18,569
Time deposits	96	71
Guarantee deposits - Collateral delivered for OTC derivatives transactions (Note 32)	51,414	34,542
Reverse repurchase agreements	37,831	46,087
Call money transactions granted	1,062	—
Other accounts	3,799	5,940
	120,219	105,209
Currency:
Peso	59,629	69,311
USD	60,496	35,229
Other currencies	94	669
	120,219	105,209

Schedule of detailed information about call money transactions granted

		Interest Rate
	Days	(average)	12/31/2016

Mexican financial institutions	3	5.75%	1,062